Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2022-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2022-D_083122_Indicative.xlsx,” provided by the Company on September 1, 2022, containing information on 10,848 automobile retail installment sale contracts (“Receivables”) as of August 31, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2022-D. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

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•	The term "Vehicle Mapping" means email correspondence provided by the Company on September 19, 2022, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum(s) to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

2

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #10, #58 and #85. The Company provided screenshots from the Company’s servicing system for these Sample Receivables indicating they were “Stip Tier 2” (“ST02”) loans or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

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We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 29, 2022

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Exhibit A

Title Documents

Application for Certificate of Ownership	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title	Guarantee of Title (provided by the dealer to CPS)
Application for Dealer Assignment	Lien Entry Form
Application for Registration	Multi-Purpose Application
Application for Title and/or Registration	MV-1
Application for Vehicle Transaction	Notice of Security Interest
Certificate of Title	Registration and Title Application
Dealer Guarantee of Title Delivery	Title & License Plate Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Title and Registration Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Title Application
Electronic Title in the CPS Title Management System	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS	Consumer Portfolio Services
CPS INC	Consumer Portfolio Srv, INC
CPS.INC	Consumer Portfolio Svcs Inc
CPS Inc.	Consumer Portfolio Srvcs Inc
CPS, INC	Consumer Portfolio Svcs, Inc
CPS, Inc.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Svs	Consumer Portfolio Services LLC
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Servic	Consumer Portfolio Services, Inc.
Consumer Portfolio Service	Company’s ELT E-Numbers from different DMV systems

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Insurance Card
Agreement to Furnish Insurance Policy	Insurance Coverage Acknowledgment
Agreement to Maintain Physical Damage Insurance	Insurance Declaration Page
Agreement to Provide Insurance	Insurance Verification system screenshot
Application for Insurance	Letter of Coverage
Auto Insurance Coverage Summary	Memorandum of Insurance
Auto Insurance Policy Amended Declarations	Notice of Property Insurance
Certificate of Insurance	Proof of Insurance/Authorization to Release Insurance Information
Certificate of No-fault Insurance	Temporary Proof of Insurance Card
Confirmation of Accidental Physical Damage Insurance	Vehicle Insurance Information
Evidence of Liability Insurance	Verification of Coverage
Financial Responsibility Identification Card	Verification of Insurance
Insurance Binder

A-1

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2022D001	51	2022D051	101	2022D101
2	2022D002	52	2022D052	102	2022D102
3	2022D003	53	2022D053	103	2022D103
4	2022D004	54	2022D054	104	2022D104
5	2022D005	55	2022D055	105	2022D105
6	2022D006	56	2022D056	106	2022D106
7	2022D007	57	2022D057	107	2022D107
8	2022D008	58	2022D058	108	2022D108
9	2022D009	59	2022D059	109	2022D109
10	2022D010	60	2022D060	110	2022D110
11	2022D011	61	2022D061	111	2022D111
12	2022D012	62	2022D062	112	2022D112
13	2022D013	63	2022D063	113	2022D113
14	2022D014	64	2022D064	114	2022D114
15	2022D015	65	2022D065	115	2022D115
16	2022D016	66	2022D066	116	2022D116
17	2022D017	67	2022D067	117	2022D117
18	2022D018	68	2022D068	118	2022D118
19	2022D019	69	2022D069	119	2022D119
20	2022D020	70	2022D070	120	2022D120
21	2022D021	71	2022D071	121	2022D121
22	2022D022	72	2022D072	122	2022D122
23	2022D023	73	2022D073	123	2022D123
24	2022D024	74	2022D074	124	2022D124
25	2022D025	75	2022D075	125	2022D125
26	2022D026	76	2022D076	126	2022D126
27	2022D027	77	2022D077	127	2022D127
28	2022D028	78	2022D078	128	2022D128
29	2022D029	79	2022D079	129	2022D129
30	2022D030	80	2022D080	130	2022D130
31	2022D031	81	2022D081	131	2022D131
32	2022D032	82	2022D082	132	2022D132
33	2022D033	83	2022D083	133	2022D133
34	2022D034	84	2022D084	134	2022D134
35	2022D035	85	2022D085	135	2022D135
36	2022D036	86	2022D086	136	2022D136
37	2022D037	87	2022D087	137	2022D137
38	2022D038	88	2022D088	138	2022D138
39	2022D039	89	2022D089	139	2022D139
40	2022D040	90	2022D090	140	2022D140
41	2022D041	91	2022D091	141	2022D141
42	2022D042	92	2022D092	142	2022D142
43	2022D043	93	2022D093	143	2022D143
44	2022D044	94	2022D094	144	2022D144
45	2022D045	95	2022D095	145	2022D145
46	2022D046	96	2022D096	146	2022D146
47	2022D047	97	2022D097	147	2022D147
48	2022D048	98	2022D098	148	2022D148
49	2022D049	99	2022D099	149	2022D149
50	2022D050	100	2022D100	150	2022D150

[1]	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-1